Fees Summary	Feb. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,065,000
Previously Paid Amount	0.00
Total Fee Amount	699.48
Total Offset Amount	0.00
Net Fee	699.48
Narrative - Max Aggregate Offering Price	$ 5,065,000
Final Prospectus	true